Interest Expense, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Interest on debt	$ 663	$ 443
Beneficial Conversion Feature, net of tax	0	(43)
Beneficial Conversion Feature, before tax	0	62
Allowance for Funds Used During Construction	(7)	(13)
Other	42	17
Interest Expense (Income), Net	698	585
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest on debt	0	11
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest on debt	$ 0	$ 65